Omb Approval
						Omb Number:
						3235-0578

						Expires:
						February 28, 2006

						Estimated
						average burden
						hours per
						response: 20.00



		United States
      Securities and Exchange Commission
	     Washington, D.C. 20549

		   Form N-Q

Quarterly Schedule of Portfolio Holdings of Registered
	 Management Investment Company
-------------------------------------------------------------
Investment Company Act file number: 811-05807
-------------------------------------------------------------
	      NAIC Growth Fund, Inc.
(Exact name of registrant as specified in charter)

711 West 13 Mile Road, Madison Heights, MI 48071
(Address of principal executive offices) (zip code)
-------------------------------------------------------------
           Kenneth S. Janke, President
             NAIC Growth Fund, Inc.
              711 W. 13 Mile Road
            Madison Heights, MI 48071
                (248) 583-6242
      (Name and address of agent for service)
-------------------------------------------------------------
Registrant's telephone number, including area code:
		 (877) 275-6242

Date of fiscal year end: December 31, 2005

Date of reporting period: March 31, 2005



Item 1. Schedule of Investments

NAIC Growth Fund, Inc.
Portfolio of Investments - March 31, 2005 (unaudited)

%  Common Stock       Shares       Cost      Market

3.8	Auto Replacement

O'Reilly Auto*        20,000    $242,606    $990,600
					    --------
					    $990,600

12.9   Banking

JP Morgan Chase       13,200     331,370     456,720
Citigroup             22,000     368,636     988,680
Comerica, Inc.        10,000     404,669     550,800
Huntington Banc.      25,000     238,023     597,500
Synovus Financial     27,000     317,651     752,220
					     -------
					   3,345,920

2.6     Building Products

Johnson Controls      12,000      96,895     669,120
                                             -------
                                             669,120

3.4     Chemicals

RPM                   25,000     287,099     457,000
Sigma Aldrich          7,000     213,318     428,750
					     -------
					     885,750

4.7     Consumer Products

Colgate-Palmolive     16,000     469,850     834,720
Newell Rubbermaid     18,000     452,267     394,920
  				             -------
					   1,229,640

3.3     Electrical Equipment

General Electric      24,000     441,341     865,440
					     -------
					     865,440

2.1     Electronics

Diebold               10,000     269,187     548,500
					     -------
				             548,500
10.8    Ethical Drugs

Abbott Laboratories   16,000     687,652     745,920
Johnson & Johnson     15,000     614,274   1,007,400
Merck & Co., Inc.     10,000     359,350     323,700
Pfizer, Inc.          28,000     606,755     735,560
					     -------
					   2,812,580
5.2    Financial Services

CIT Group	       7,000	 269,845     266,000
State Street Boston   16,000     436,700     699,520
Washington Mutual     10,000	 403,500     395,000
					     -------
					   1,360,520

6.8     Food

ConAgra               18,000     351,815     486,360
Heinz, H.J.           16,000     532,050     589,440
McCormick & Co        20,000     223,975     688,600
					     -------
					   1,764,400

9.4     Hospital Supplies

Biomet Corp.          17,000     166,709     617,100
Medtronic	      12,000     595,869     611,400
PolyMedica            10,000     284,082     317,600
Stryker Corp.         20,000      95,500     892,200
					     -------
				           2,438,300

3.0     Industrial Services

Donaldson Co.         24,000     162,563     774,720
					     -------
					     774,720

2.9     Insurance

AFLAC, Inc.           20,000     143,906     745,200
					     -------
					     745,200

2.5     Machinery

Emerson Electric      10,000     335,278     649,300
					     -------
					     649,300

8.6     Multi Industry

Carlisle               9,000     364,085     627,930
Pentair               20,000     288,247     780,000
Teleflex              16,000     545,608     818,880
					     -------
					   2,226,810

2.4     Office Supplies

Avery Dennison         10,000    557,743     619,300
					     -------
				             619,300

2.0     Realty Trust

First Industrial
 Realty Trust         14,000     394,962     529,620
					     -------
					     529,620

2.3	Restaurant

Wendy's		      15,000     579,761     585,600
                                             -------
					     585,600

3.5     Soft Drinks

PepsiCo		      17,000     433,218     901,510
					     -------
					     901,510


2.8     Transportation

Sysco Corp.           20,000     142,750     716,000
					     -------
					     716,000

95.0% Investment
        Securities           $13,709,109 $24,658,830
-------------------------------------------------------
   Short-term Investments

 4.6  United States Treasury Bills,
       Maturing 4/28/2005
       Interest rate: 2.5%                $1,197,380

 0.8 Misc. Cash Equivalents                  216,589
-------------------------------------------------------
 5.4%                                     $1,413,969

Total Investments                        $26,072,799

(0.4) All other assets less liabilities     (120,278)
-------------------------------------------------------
100%  TOTAL NET ASSETS                   $25,952,521

* non-income producing securities

footnote:

The following information is based upon federal income tax cost of portfolio investments as of March 31, 2005:

Gross Unrealized Appreciation	$11,055,063
Gross Unrealized Depreciation	   (105,342)
  				------------
  Net Unrealized Appreciation	$10,949,721
				------------

Federal Income Tax Cost		$13,709,109


ITEM 2. CONTROLS AND PROCEDURES.

     (i)  As of May 6, 2005, an evaluation of the
effectiveness of the registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940) was performed by management with the participation of the registrant's President (Principal Executive Officer) and Accountant (person performing the functions of the Principal Financial Officer). Based on that evaluation, the registrant's President and Accountant concluded that the registrant's disclosure controls and procedures are effectively designed to ensure that information required to be disclosed by the registrant is recorded, processed, summarized and reported within the time periods specified by the Commission's rules and forms, and that information required to be disclosed in the reports that the registrant files on Form N-CSR and Form N-Q is accumulated and communicated to the registrant's management, including its Principal Executive Officer and Principal Financial Officer,as appropriate, to allow timely decisions regarding required disclosure.

     (ii) There has been no change in the registrants's internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act) that occurred during the 3 months ending March 31, 2005 that has materially affected, or is reasonably likely to materially affect, the registrant's internal control over financial reporting.



Item 3. Exhibits

(A) Certification of principal executive officer as required by Rule 30a-2(a) under the Act.

(B) Certification of principal financial officer as required by Rule 30a-2(a) under the Act.

                         SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

NAIC GROWTH FUND, INC.

By: /s/ Kenneth S. Janke
    ----------------------
    Kenneth S. Janke
    President (Principal Executive Officer)

Date: May 9, 2005

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By: /s/ Kenneth S. Janke
    ----------------------
    Kenneth S. Janke
    President (Principal Executive Officer)

Date: May 9, 2005

By: /s/ Calvin George
    ---------------------
    Calvin George
    Accountant (Principal Financial Officer)

Date: May 9, 2005